Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant & equipment
The following table summarizes the movements of property, plant & equipment in 2020:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2020	33	1,628	755	2,906	5,322
Additions(1)	2	7	479	74	562
Disposals and derecognitions(2)	—	(7)	(10)	(105)	(122)
Reclassifications for assets placed in service	—	215	(705)	490	—
Other reclassifications	—	11	—	(11)	—
Currency translation effects	—	30	54	71	155
December 31, 2020	35	1,884	573	3,425	5,917

Accumulated depreciation
January 1, 2020	—	(618)	(8)	(1,583)	(2,209)
Depreciation charge	—	(80)	—	(213)	(293)
Impairment charge	—	—	—	(6)	(6)
Disposals and derecognitions(2)	—	4	—	70	74
Other reclassifications	—	(7)	—	7	—
Currency translation effects	—	(15)	—	(43)	(58)
December 31, 2020	—	(716)	(8)	(1,768)	(2,492)
Net book value at December 31, 2020	35	1,168	565	1,657	3,425
(1)Includes $83 million in non-cash additions.
(2)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2020, commitments for purchases of property, plant & equipment were $136 million. There were no capitalized borrowing costs.
The following table summarizes the movements of property, plant and equipment in 2019:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2019	60	1,527	657	2,646	4,890
Additions(1)	—	11	514	82	607
Impact of business combinations	—	—	—	1	1
Disposals and derecognitions(2)	—	(17)	(1)	(161)	(179)
Transfers with former parent	—	4	2	29	35
Reclassifications for assets placed in service	—	104	(417)	313	—
Other reclassifications	(27)	—	—	—	(27)
Currency translation effects	—	(1)	—	(4)	(5)
December 31, 2019	33	1,628	755	2,906	5,322

Accumulated depreciation
January 1, 2019	(7)	(558)	(7)	(1,518)	(2,090)
Depreciation charge	—	(73)	—	(194)	(267)
Impairment charge	—	—	(1)	(7)	(8)
Disposals and derecognitions(2)	—	14	—	151	165
Transfers with former parent	—	(2)	—	(15)	(17)
Other reclassifications	7	—	—	—	7
Currency translation effects	—	1	—	—	1
December 31, 2019	—	(618)	(8)	(1,583)	(2,209)
Net book value at December 31, 2019	33	1,010	747	1,323	3,113
(1)Includes $56 million in non-cash additions.
(2)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.

As of December 31, 2019, commitments for purchases of property, plant & equipment were $212 million. There were no capitalized borrowing costs.